Taxes recoverable (Tables)	9 Months Ended
Sep. 30, 2021
Taxes Recoverable
Schedule of taxes recoverable

		Sep/2021	Dec/2020

Parent Company and subsidiaries in Brazil
IPI		895	1,435
Value-added tax on sales and services (ICMS)		278,689	293,193
ICMS - credits from PP&E		210,166	163,847
Social integration program (PIS) and social contribution on revenue (COFINS)		199	199
PIS and COFINS - credits from PP&E		415,902	353,928
REINTEGRA program		21,139	16,799
Federal tax credits	(a)	1,099,985	1,109,122
Other		64,331	40,234

Foreign subsidiaries
Value-added tax ("IVA")		269,195	277,175
Other		56,261	9,470
Total		2,416,762	2,265,402

Current assets		1,241,308	1,192,665
Non-current assets		1,175,454	1,072,737
Total		2,416,762	2,265,402